INVENTORIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INVENTORIES

7.	INVENTORIES

		Consolidated
	12/31/2025	12/31/2024
Finished goods	3,565,541	4,250,175
Work in progress	4,515,197	3,976,448
Raw materials	2,804,157	2,845,578
Storeroom supplies	1,649,866	1,255,176
Advances to suppliers	99,325	23,463
Provision for losses	(105,060)	(149,927)
	12,529,026	12,200,913

Classified:
Current	10,455,500	10,439,741
Non-current (1)	2,073,526	1,761,172
	12,529,026	12,200,913
(1)	Long-term inventories of iron ore that will be processed when implementing new beneficiation plants, which will generate Pellet Feed as a final product. The start of operations is scheduled for the fourth quarter of 2028.

The changes in expected losses on inventories are as follows:

		Consolidated
	12/31/2025	12/31/2024
Opening balance	(149,927)	(121,871)
Reversal/(Provision for losses) on inventories with low turnover and obsolescence	44,867	(28,056)
Closing balance	(105,060)	(149,927)

Accounting Policy

They are recorded at the lower of cost and net realizable value. Cost is determined using the weighted average cost method in the acquisition of raw materials. The cost of finished products and work in progress comprises raw materials, labor, other direct and indirect costs (based on normal production capacity). The net realizable value is the estimated selling price in the normal course of business, less the estimated costs of completion and the estimated costs necessary to make the sale. Estimated losses in low turnover or obsolete inventories are constituted when considered necessary.